Employee benefits - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Line Items]
Bonuses earned by senior management	€ 24,855	€ 8,702
Italian leaving indemnities (TFR)
Employee Benefits [Line Items]
Weighted average duration of defined benefit obligation	7 years 9 months 18 days	9 years
Leaving indemnities | China
Employee Benefits [Line Items]
Weighted average duration of defined benefit obligation	10 years 6 months	6 years 3 months 18 days
Leaving indemnities | Spain
Employee Benefits [Line Items]
Weighted average duration of defined benefit obligation	8 years 2 months 12 days	7 years 1 month 6 days